Schedule of loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current liabilities	$ 2,258	$ 8,171	$ 2,384	$ 5,109
Current liabilities	3,037	2,384
Non-current liabilities	26,734	20,915	30,004	23,452
Total	28,992	29,086	32,388	28,561
Debtor invoice financing [member]
IfrsStatementLineItems [Line Items]
Current liabilities	67	67	1,329
Related party loan [member]
IfrsStatementLineItems [Line Items]
Current liabilities	2,191	8,104
Non-current liabilities	$ 26,734	20,915
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities			462	505
Non-current liabilities			1,843	1,959
Shareholder loans [member]
IfrsStatementLineItems [Line Items]
Current liabilities		8,104	497	4,285
Non-current liabilities		20,915	28,111	21,121
Chattel mortgage [member]
IfrsStatementLineItems [Line Items]
Current liabilities			89	142
Non-current liabilities			50	264
Financing Agreement [Member]
IfrsStatementLineItems [Line Items]
Current liabilities
Non-current liabilities				108
Bank loan [member]
IfrsStatementLineItems [Line Items]
Current liabilities			7	145
Non-current liabilities
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Current liabilities				$ 32